Earnings per equity share - Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	7,627,641,643	7,079,296,055	5,565,620,562
Effect of potential equity shares for stock options outstanding	31,792,463	28,156,373	21,552,766
Weighted average number of equity shares used in computing diluted earnings per equity share	7,659,434,106	7,107,452,428	5,587,173,328